Leases - Sale and Leased-backed asset and obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Finance lease asset		$ 106	$ 119	$ 10
Finance lease obligation		$ 100	$ 115
Gain on sale leaseback transactions, net	$ 82
Constructed machinery and equipment | Municipal securities
Property, Plant and Equipment [Line Items]
Finance lease asset					$ 9
Finance lease obligation				$ 10	$ 9